Description of Plan - Additional Information (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) Loans h Age	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Defined contribution plan, minimum age eligibility	21 years
Defined contribution plan, minimum service period for eligibility	3 months
Contribution limit	75.00%
Participant age elect to defer additional amounts as catch-up contributions	fifty (50) or older
Matching percentage	50.00%
Maximum compensation percentage	15.00%
Profit sharing contributions	$ 0
Profit contribution minimum service hours | h	1,000
Employee benefit plan vested percentage	100.00%
Vesting schedule, description	To qualify for a year of service for vesting purposes, the participant must complete one thousand (1,000) hours of service in that calendar year. Participants vest twenty percent (20%) per year after two (2) years of service and are one hundred percent (100%) vested after six (6) years of service.
Employee benefit plan normal retirement age | Age	62
Minimum amount participants may borrow	$ 1,000
Maximum amount participants may borrow	$ 50,000
Maximum percentage of amount participants may borrow	50.00%
Maximum number of outstanding loans | Loans	2
Minimum in-service distributions for participants permitted	at least age 59 1/2
Forfeited balances, reduce employer matching contributions	$ 1,248,339
Forfeitures account balance	$ 36,044	$ 664,943
Participant direct contributions	100.00%
Minimum
EBP, Description of Plan [Line Items]
Loan terms	1 year
Maximum
EBP, Description of Plan [Line Items]
Loan terms	5 years
Two Years of Service
EBP, Description of Plan [Line Items]
Employee benefit plan vested percentage	20.00%
Employee benefit plan years of service vested	2 years
Six Years of Service
EBP, Description of Plan [Line Items]
Employee benefit plan vested percentage	100.00%
Employee benefit plan years of service vested	6 years